Intangibles (Other intangibles) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 293,316	$ 307,394
Goodwill
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	58,094	58,094
Customer relationships, net
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	230,177	240,765
Contractual vendor intangible assets
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 5,045	$ 8,535